Furniture and Equipment: Public Utility Property, Plant, and Equipment (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Details
Property and Equipment	$ 993,843	$ 966,936
Less: Accumulated Depreciation	(428,910)	(252,182)
Net Property and Equipment	$ 564,933	$ 714,754